Business acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed

As of acquisition close date
2020
(US$)
Fair value of consideration transferred
Cash(1)	$3,150,001
Ordinary shares	850,000
Number of ordinary shares issued	84,634

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$556,361
Accounts receivable	203,115
Prepayments and other current assets	22,991
Property and equipment, net	15,190
Intangible assets, net	212,824
Salary and welfare payable	(30,520)
Taxes payable and other accrued liabilities	(16,186)
Deferred tax liabilities(2)	(53,206)
Total identifiable net assets acquired	910,569
Goodwill	3,089,432
Total purchase consideration	$4,000,001

(1)The cash payment for Netless was made subsequent to the fiscal year end. As of December 31, 2020, the amount was recorded as a payable in accrued expenses and other current liabilities (Note 10).
(2)As part of the business combination, the Company acquired developed technology at a gross amount of US$212,824, with an estimated useful life of 5 years that will be amortized on a straight-line basis; amortization expense of US$3,547 recorded in general and administrative expense for the year ended December 31, 2020.
A deferred tax liability of US$53,206 arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 5 years which is in line with the developed technology’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.